Securities	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

Note 3:      Securities

The amortized cost and approximate fair values of securities were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value
Available-for-Sale Securities:
December 31, 2011:
U.S. Treasury and Government agencies	$25,237,896	$186,420	$(400)	$25,423,916
Mortgage-backed securities	67,055,401	760,482	(117,888)	67,697,995
State and political subdivisions	15,586,215	1,210,221	(3,791)	16,792,645
Money Market Mutual Fund	2,040,117	-	-	2,040,117
Equity securities	23,000	-	-	23,000

	$109,942,629	$2,157,123	$(122,079)	$111,977,673

December 31, 2010:
U.S. Treasury and Government agencies	$43,572,741	$298,653	$(220,262)	$43,651,132
Mortgage-backed securities	53,652,288	1,395,036	(419,232)	54,628,092
State and political subdivisions	31,552,709	895,794	(150,724)	32,297,779
Money Market Mutual Fund	2,162,055	-	-	2,162,055
Equity securities	23,000	-	-	23,000

	$130,962,793	$2,589,483	$(790,218)	$132,762,058

The amortized cost and fair value of securities available for sale at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale
	Amortized	Fair
	Cost	Value

Within one year	$384,320	$383,890
Due after one year through five years	4,467,285	4,538,415
Due after five years through ten years	10,452,781	10,695,235
Due after ten years	25,519,725	26,599,021
	40,824,111	42,216,561

Mortgage-backed securities, money market mutual fund & equity securities	69,118,518	69,761,112

Totals	$109,942,629	$111,977,673

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $52,819,227 at December 31, 2011, and $30,412,621 at December 31, 2010. The securities delivered for repurchase agreements were $21,024,591 at December 31, 2011 and $58,621,708 at December 31, 2010.

Gross gains of $1,888,618, $451,474, and $961,013, and gross losses of $17,231, $590, and $693 resulting from sales of available-for-sale securities were realized for 2011, 2010, and 2009, respectively. The tax expense for net security gains for 2011, 2010, and 2009 was $636,272, $153,301, and $326,509, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2011 and 2010, were $15,165,941 and $40,399,444 which is approximately 14% and 30% of the Company's available-for-sale investment portfolio, respectively. Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary. Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified. In 2002, the Company took an after-tax loss of $1.1 million on an investment in WorldCom bonds. In 2006, $889,454 of this loss was recovered, which resulted in a $587,000 after-tax gain. In 2008, an additional $197,487 of this loss was recovered, which resulted in a $130,000 after-tax gain. In 2010, an additional $73,774 of this loss was recovered, which resulted in a $49,000 after-tax gain.

The following tables present securities with unrealized losses at December 31, 2011 and December 31, 2010 as follows:

	Less than 12 Months		12 Months or Longer		Total
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-Sale Securities:
U.S. Treasury and Government agencies	$2,499,600	$(400)	$-	$-	$2,499,600	$(400)
Mortgage-backed securities	11,321,273	(54,484)	843,858	(63,404)	12,165,131	(117,888)
State and political subdivisions	501,210	(3,791)		-	501,210	(3,791)

	$14,322,083	$(58,675)	$843,858	$(63,404)	$15,165,941	$(122,079)

	Less than 12 Months		12 Months or Longer		Total
December 31, 2010	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-Sale Securities:
U.S. Treasury and Government agencies	$-	$-	$11,483,130	$(220,262)	$11,483,130	$(220,262)
Mortgage-backed securities	1,164,431	(99,297)	20,281,713	(319,935)	21,446,144	(419,232)
State and political subdivisions	349,460	(24,611)	7,120,710	(126,113)	7,470,170	(150,724)

	$1,513,891	$(123,908)	$38,885,553	$(666,310)	$40,399,444	$(790,218)

The total unrealized losses on the mortgage-backed securities portfolio, all of which are residential mortgage-backs, is derived mainly from three private label senior tranche residential collateralized mortgage obligation (CMO) securities with a book value of $1.1 million and a fair value of $1.0 million. Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concern warrants such evaluation. When the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. Management has determined there is no other-than-temporary-impairment on its CMO securities.